Annual Fund Operating Expenses - Bitwise CRCL Option Income Strategy ETF - Bitwise CRCL Option Income Strategy ETF	Sep. 11, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.03%	[1]
Net Expenses (as a percentage of Assets)	0.98%

[1]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.